Cover	Jun. 30, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 30, 2022
Entity Registrant Name	CORPORATE PROPERTY ASSOCIATES 18 – GLOBAL INCORPORATED
Entity Incorporation, State	MD
Entity File Number	000-54970
Entity Tax Identification Number	90-0885534
Entity Address, Street Address	One Manhattan West, 395 9th Avenue, 58th Floor
Entity Address, City	New York,
Entity Address, State	NY
Entity Address, Zip Code	10001
City Area Code	492-1100
Local Phone Number	212
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001558235
Amendment Flag	false